SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS
	December 31	December 31,
	2023	2022
Total assets	2,815,206	617,631
Total liabilities	91,069	46,528

SCHEDULE OF INTANGIBLE ASSETS ESTIMATED USEFUL LIVES	The estimated useful lives of intangible assets are as follows:
Technologies	10 years
Favorable contracts	17 years

SCHEDULES OF CONCENTRATION OF RISK

For the years ended December 31, 2023, 2022 and 2021, customers accounting for 10% or more of the Company’s total revenues were as follows:

	For the Years Ended December 31,
	2023	2022	2021
Customer A	*	35%	24%
Customer B	13%	*	*
Customer C	26%	*	*

As of December 31, 2023 and 2022, customers accounting for 10% or more of the Company’s total current outstanding accounts receivable were as follows:

	December 31,	December 31,
	2023	2022
Customer D	20%	*

Suppliers

For the years ended December 31, 2023, 2022 and 2021, no suppliers accounted for 10% or more of the Company’s total purchases.

As of December 31, 2023 and 2022, suppliers accounting for 10% or more of the Company’s total current outstanding accounts payable were as follows:

	December 31,	December 31,
	2023	2022
Supplier A	*	31%
Supplier B	*	27%
Supplier C	48%	*
Supplier D	10%	*

*	Less than 10%

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES ON RECURRING BASIS

Assets measured at fair value on a recurring basis as of December 31, 2023 and 2022 are summarized below.

Fair Value Measurements as of December 31, 2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2023
Short-term investments:
Marketable securities	89,482	-	-	89,482

Fair Value Measurements as of December 31, 2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Long-term investments:
Equity investments at fair value with readily determinable fair value	144,658	-	-	144,658